Borrowings and financial liabilities - Accounting procedure convertible notes (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item € / shares	Dec. 31, 2022 EUR (€) item	Oct. 28, 2022 EUR (€) item € / shares	Jun. 21, 2022 EUR (€) item € / shares
ORNANE
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of installments for issue of notes | item	80	400
Proceeds from the issuance of convertible notes and non-convertible bonds	€ 2,000	€ 10,000
Premium issue	€ 80	400
Commission fees		390
Adviser fee		€ 390
Tranche 2
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item	0			160
Conversion price | € / shares	€ 0.005			€ 0.10
Value of bond issue (in K€)				€ 3,840
Tranche 2 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	95.00			70.00
Tranche 2 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				1.82
Tranche 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item	29		80
Conversion price | € / shares	€ 0.005		€ 0.06
Value of bond issue (in K€)	€ 1,585		€ 3,840
Tranche 3 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	95.00		65.00
Tranche 3 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	3.60		3.37
Tranche 4
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item	0
Conversion price | € / shares	€ 0.005
Value of bond issue (in K€)	€ 614
Tranche 4 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	95.00
Tranche 4 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	2.80